JPMorgan Active Value ETF
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.2%
Aerospace & Defense — 3.7%
Boeing Co. (The) *	4,810	1,021,788
General Dynamics Corp.	10,248	2,338,696
Northrop Grumman Corp.	3,042	1,404,552
Raytheon Technologies Corp.	77,078	7,548,249
		12,313,285
Air Freight & Logistics — 1.3%
FedEx Corp.	5,698	1,301,936
United Parcel Service, Inc., Class B	16,099	3,123,045
		4,424,981
Automobiles — 0.2%
General Motors Co.	17,021	624,330
Banks — 7.0%
Bank of America Corp.	175,429	5,017,269
Citigroup, Inc.	50,866	2,385,107
Citizens Financial Group, Inc.	17,672	536,699
M&T Bank Corp.	6,673	797,891
PNC Financial Services Group, Inc. (The)	10,433	1,326,034
Truist Financial Corp.	43,460	1,481,986
US Bancorp	105,279	3,795,308
Wells Fargo & Co.	206,332	7,712,690
		23,052,984
Beverages — 1.0%
Keurig Dr Pepper, Inc.	17,314	610,838
Monster Beverage Corp. *	15,864	856,814
PepsiCo, Inc.	10,283	1,874,591
		3,342,243
Biotechnology — 6.4%
AbbVie, Inc.	49,250	7,848,973
Amgen, Inc.	3,951	955,154
Biogen, Inc. *	5,029	1,398,213
BioMarin Pharmaceutical, Inc. *	14,018	1,363,110
Regeneron Pharmaceuticals, Inc. *	6,107	5,017,939
Vertex Pharmaceuticals, Inc. *	14,401	4,537,323
		21,120,712
Building Products — 0.6%
Carrier Global Corp.	40,765	1,864,999
Capital Markets — 3.9%
BlackRock, Inc.	4,454	2,980,260
Charles Schwab Corp. (The)	20,005	1,047,862
CME Group, Inc.	10,896	2,086,802
Goldman Sachs Group, Inc. (The)	5,574	1,823,311
Morgan Stanley	33,632	2,952,890
S&P Global, Inc.	3,106	1,070,856
T. Rowe Price Group, Inc.	8,190	924,651
		12,886,632

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 3.0%
Air Products and Chemicals, Inc.	9,271	2,662,724
Axalta Coating Systems Ltd. *	115,304	3,492,558
Chemours Co. (The)	60,646	1,815,741
PPG Industries, Inc.	13,345	1,782,625
		9,753,648
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	10,114	1,367,615
Construction Materials — 0.6%
Vulcan Materials Co.	10,708	1,837,065
Consumer Finance — 1.7%
American Express Co.	28,815	4,753,034
Capital One Financial Corp.	10,659	1,024,970
		5,778,004
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc. *	9,724	739,705
Dollar General Corp.	6,883	1,448,596
Performance Food Group Co. *	30,939	1,866,859
US Foods Holding Corp. *	54,927	2,029,003
Walmart, Inc.	18,642	2,748,763
		8,832,926
Containers & Packaging — 0.2%
Ball Corp.	12,587	693,670
Electric Utilities — 1.9%
Entergy Corp.	5,361	577,594
NextEra Energy, Inc.	53,339	4,111,370
Xcel Energy, Inc.	22,401	1,510,724
		6,199,688
Electrical Equipment — 0.6%
Eaton Corp. plc	11,258	1,928,946
Entertainment — 0.3%
Take-Two Interactive Software, Inc. *	3,328	397,030
Walt Disney Co. (The) *	5,536	554,320
		951,350
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B *	26,531	8,191,977
Fiserv, Inc. *	16,576	1,873,585
		10,065,562
Food Products — 1.4%
Bunge Ltd.	11,071	1,057,502
Lamb Weston Holdings, Inc.	3,639	380,348
Mondelez International, Inc., Class A	43,875	3,058,965
		4,496,815

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — 0.9%
CSX Corp.	86,294	2,583,643
Knight-Swift Transportation Holdings, Inc.	6,423	363,413
		2,947,056
Health Care Equipment & Supplies — 1.8%
Becton Dickinson & Co.	5,322	1,317,408
Boston Scientific Corp. *	37,068	1,854,512
Medtronic plc	19,312	1,556,933
Zimmer Biomet Holdings, Inc.	10,058	1,299,494
		6,028,347
Health Care Providers & Services — 4.5%
AmerisourceBergen Corp.	19,831	3,175,141
Centene Corp. *	54,466	3,442,796
Cigna Group (The)	5,828	1,489,229
Elevance Health, Inc.	3,220	1,480,588
Humana, Inc.	3,689	1,790,862
UnitedHealth Group, Inc.	6,155	2,908,791
Universal Health Services, Inc., Class B	3,586	455,781
		14,743,188
Health Care REITs — 0.7%
Ventas, Inc.	54,161	2,347,879
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	49,057	808,950
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc. *	576	1,527,788
Carnival Corp. *	37,027	375,824
Domino's Pizza, Inc.	4,928	1,625,600
McDonald's Corp.	6,220	1,739,174
Royal Caribbean Cruises Ltd. *	10,337	675,006
Wynn Resorts Ltd. *	3,742	418,767
		6,362,159
Household Durables — 0.1%
Newell Brands, Inc.	38,569	479,798
Household Products — 0.6%
Procter & Gamble Co. (The)	13,563	2,016,683
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	11,259	2,151,820
Industrial REITs — 0.3%
Prologis, Inc.	6,707	836,832
Insurance — 3.5%
Chubb Ltd.	11,463	2,225,885
Hartford Financial Services Group, Inc. (The)	33,305	2,321,026
Loews Corp.	13,204	766,096
Marsh & McLennan Cos., Inc.	5,028	837,414
MetLife, Inc.	20,427	1,183,540

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	20,111	2,877,080
Prudential Financial, Inc.	7,584	627,500
Travelers Cos., Inc. (The)	4,566	782,658
		11,621,199
Interactive Media & Services — 2.9%
Alphabet, Inc., Class C *	22,705	2,361,320
Meta Platforms, Inc., Class A *	34,249	7,258,733
		9,620,053
IT Services — 0.3%
International Business Machines Corp.	7,909	1,036,791
Machinery — 2.5%
AGCO Corp.	6,775	915,980
Deere & Co.	4,369	1,803,873
Dover Corp.	16,807	2,553,655
Parker-Hannifin Corp.	8,801	2,958,104
		8,231,612
Media — 2.4%
Charter Communications, Inc., Class A *	9,328	3,335,786
Comcast Corp., Class A	124,598	4,723,510
		8,059,296
Metals & Mining — 1.4%
Alcoa Corp.	45,874	1,952,397
Freeport-McMoRan, Inc.	67,802	2,773,780
		4,726,177
Multi-Utilities — 3.4%
Ameren Corp.	28,853	2,492,611
CenterPoint Energy, Inc.	51,602	1,520,195
CMS Energy Corp.	28,656	1,758,905
Dominion Energy, Inc.	37,927	2,120,499
Public Service Enterprise Group, Inc.	54,410	3,397,904
		11,290,114
Oil, Gas & Consumable Fuels — 10.0%
Cheniere Energy, Inc.	4,249	669,642
Chevron Corp.	40,152	6,551,200
ConocoPhillips	38,238	3,793,592
Diamondback Energy, Inc.	17,678	2,389,535
EOG Resources, Inc.	31,454	3,605,572
EQT Corp.	29,982	956,726
Exxon Mobil Corp.	77,697	8,520,253
Hess Corp.	23,480	3,107,343
Pioneer Natural Resources Co.	10,691	2,183,530
Shell plc, ADR (Netherlands)	14,381	827,483
Valero Energy Corp.	2,931	409,168
		33,014,044

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Passenger Airlines — 1.1%
Delta Air Lines, Inc. *	55,237	1,928,876
Southwest Airlines Co.	50,950	1,657,913
		3,586,789
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	137,197	9,509,124
Elanco Animal Health, Inc. *	59,069	555,249
Eli Lilly & Co.	3,300	1,133,286
Johnson & Johnson	22,364	3,466,420
Merck & Co., Inc.	5,724	608,976
Pfizer, Inc.	28,435	1,160,148
		16,433,203
Professional Services — 0.3%
Leidos Holdings, Inc.	10,071	927,136
Residential REITs — 0.9%
AvalonBay Communities, Inc.	3,015	506,701
Equity LifeStyle Properties, Inc.	24,334	1,633,542
Mid-America Apartment Communities, Inc.	3,135	473,510
Sun Communities, Inc.	3,451	486,177
		3,099,930
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc. *	9,870	967,359
Analog Devices, Inc.	14,476	2,854,957
Lam Research Corp.	840	445,301
NXP Semiconductors NV (China)	20,672	3,854,811
Qorvo, Inc. *	8,395	852,680
Texas Instruments, Inc.	11,012	2,048,342
		11,023,450
Software — 0.9%
Microsoft Corp.	7,104	2,048,083
Salesforce, Inc. *	5,418	1,082,408
		3,130,491
Specialized REITs — 0.3%
SBA Communications Corp.	4,239	1,106,676
Specialty Retail — 3.0%
AutoZone, Inc. *	716	1,760,035
Home Depot, Inc. (The)	6,402	1,889,358
Lowe's Cos., Inc.	13,540	2,707,594
O'Reilly Automotive, Inc. *	1,456	1,236,115
TJX Cos., Inc. (The)	30,314	2,375,405
		9,968,507
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	4,252	701,155
Seagate Technology Holdings plc	17,971	1,188,242
		1,889,397

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 1.5%
Kontoor Brands, Inc.	17,904	866,375
NIKE, Inc., Class B	14,280	1,751,299
Tapestry, Inc.	57,863	2,494,474
		5,112,148
Tobacco — 1.4%
Philip Morris International, Inc.	47,961	4,664,207
Trading Companies & Distributors — 0.6%
WESCO International, Inc.	13,152	2,032,510
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	6,334	917,417
Total Common Stocks (Cost $314,019,971)		321,749,314
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $8,833,359)	8,833,359	8,833,359
Total Investments — 99.9% (Cost $322,853,330)		330,582,673
Other Assets Less Liabilities — 0.1%		261,733
NET ASSETS — 100.0%		330,844,406

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$330,582,673	$—	$—	$330,582,673

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	$1,396,966	$18,825,031	$11,388,638	$—	$—	$8,833,359	8,833,359	$157,709	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.